UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 4th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7235

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Capital Advisors Growth Fund
Investor Class | CIAOX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Capital Advisors Growth Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.capadvfunds.com/pages/how-to-invest. You can also request this information by contacting us at 1-866-205-0523.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$52	0.95%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$130,330,711
Number of Holdings	36
Portfolio Turnover	5.84%
Visit https://www.capadvfunds.com/pages/how-to-invest for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net Assets)

Top 10 Issuers	(%)
First American Government Obligations Fund	7.6%
Microsoft Corp.	7.3%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc.	5.9%
Apple, Inc.	5.6%
JPMorgan Chase & Co.	5.3%
Applied Materials, Inc.	3.9%
Accenture PLC	3.6%
Intuitive Surgical, Inc.	2.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.capadvfunds.com/pages/how-to-invest
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Capital Advisors, Inc. documents not be householded, please contact Capital Advisors, Inc. at 1-866-205-0523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Advisors, Inc. or your financial intermediary.
Capital Advisors Growth Fund	PAGE 1	TSR-SAR-007989783

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Capital Advisors Growth Fund
Core Financial Statements
June 30, 2024 (Unaudited)

Capital Advisors Growth Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.4%
Administrative and Support Services - 3.6%
Uber Technologies, Inc.(a)	31,525	$ 2,291,237
Visa, Inc. - Class A	9,300	2,440,971
		4,732,208
Beverage and Tobacco Product Manufacturing - 2.0%
PepsiCo, Inc.	15,889	2,620,573
Chemical Manufacturing - 4.3%
Ecolab, Inc.	8,925	2,124,150
Intellia Therapeutics, Inc.(a)	20,425	457,111
Procter & Gamble Co.	18,055	2,977,631
		5,558,892
Computer and Electronic Product Manufacturing - 21.0%
Apple, Inc.	34,725	7,313,779
Danaher Corp.	12,720	3,178,092
NVIDIA Corp.	67,500	8,338,950
NXP Semiconductors NV	11,830	3,183,335
Thermo Fisher Scientific, Inc.	6,320	3,494,960
Veralto Corp.	19,050	1,818,704
		27,327,820
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.0%
Airbnb, Inc. - Class A(a)	8,150	1,235,784
Credit Intermediation and Related Activities - 5.3%
JPMorgan Chase & Co.	33,845	6,845,490
Insurance Carriers and Related Activities - 3.9%
Berkshire Hathaway, Inc. - Class B(a)	6,100	2,481,480
UnitedHealth Group, Inc.	5,175	2,635,420
		5,116,900
Machinery Manufacturing - 3.9%
Applied Materials, Inc.	21,625	5,103,284
Mining (except Oil and Gas) - 3.2%
Cameco Corp.	38,525	1,895,430
Freeport-McMoRan, Inc.	47,325	2,299,995
		4,195,425
Miscellaneous Manufacturing - 4.8%
Intuitive Surgical, Inc.(a)	8,000	3,558,800
Stryker Corp.	8,025	2,730,506
		6,289,306
Nonstore Retailers - 6.0%
Amazon.com, Inc.(a)	40,525	7,831,456

The accompanying notes are an integral part of these financial statements.

1

Capital Advisors Growth Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Professional, Scientific, and Technical Services - 10.2%
Accenture PLC - Class A	15,375	$ 4,664,929
Alphabet, Inc. - Class A	2,400	437,160
Alphabet, Inc. - Class C	39,400	7,226,748
CRISPR Therapeutics AG(a)	17,310	934,913
		13,263,750
Publishing Industries - 7.3%
Microsoft Corp.	21,150	9,452,993
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.1%
BlackRock, Inc.	4,300	3,385,476
Brookfield Corp.	47,225	1,961,727
		5,347,203
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 1.1%
DoorDash, Inc. - Class A(a)	13,300	1,446,774
Support Activities for Mining - 2.4%
Schlumberger NV	66,000	3,113,880
Transportation Equipment Manufacturing - 2.4%
Honeywell International, Inc.	14,845	3,170,001
Utilities - 4.4%
Constellation Energy Corp.	17,200	3,444,644
GE Vernova, Inc.(a)	13,700	2,349,687
		5,794,331
Waste Management and Remediation Services - 1.5%
Waste Management, Inc.	9,125	1,946,728
TOTAL COMMON STOCKS
(Cost $60,673,948)		120,392,798
SHORT-TERM INVESTMENTS - 7.6%
Money Market Funds - 7.6%
First American Government Obligations Fund - Class X, 5.23%(b)	9,941,358	9,941,358
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,941,358)		9,941,358
TOTAL INVESTMENTS - 100.0%
(Cost $70,615,306)		130,334,156
Liabilities in Excess of Other Assets - (0.0%)(c)		(3,445)
TOTAL NET ASSETS - 100.0%		$130,330,711

The accompanying notes are an integral part of these financial statements.

2

Capital Advisors Growth Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)
Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

Capital Advisors Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2024 (Unaudited)

ASSETS
Investments, at value (cost $70,615,306)	$ 130,334,156
Receivables:
Fund shares issued	3,431
Dividends and interest	90,686
Prepaid expenses	29,665
Total assets	130,457,938
LIABILITIES
Payables:
Fund shares redeemed	599
Due to advisor	73,114
Audit fees	10,443
Shareholder reporting	7,766
Transfer agent fees and expenses	5,413
Administration and fund accounting fees	23,045
Chief Compliance Officer fee	2,458
Custodian fees	1,195
Trustee fees and expenses	3,089
Total liabilities	127,227
NET ASSETS	$130,330,711
Calculation of Net Asset Value per Share
Net assets applicable to shares outstanding	$130,330,711
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	2,839,822
Net asset value, offering and redemption price per share	$45.89
Components of Net Assets
Paid-in capital	$66,876,980
Total distributable earnings	63,453,731
Net assets	$130,330,711

The accompanying notes are an integral part of these financial statements.

4

Capital Advisors Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance fees of $4,875)	$514,371
Interest	314,562
Total income	828,933
EXPENSES
Advisory fees (Note 4)	423,370
Administration and fund accounting fees (Note 4)	81,618
Transfer agent fees and expenses (Note 4)	19,827
Registration fees	14,002
Audit fees	10,442
Trustee fees and expenses	8,782
Chief Compliance Officer fee (Note 4)	7,458
Custody fees (Note 4)	5,837
Shareholder reporting	5,330
Legal fees	3,781
Miscellaneous fees	3,279
Insurance	2,404
Total expenses	586,130
Less: advisory fee waiver (Note 4)	—
Net expenses	586,130
Net investment income	242,803
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	2,361,019
Net change in unrealized appreciation/(depreciation) on investments	15,826,612
Net realized and unrealized gain on investments	18,187,631
Net increase in net assets resulting from operations	$ 18,430,434

The accompanying notes are an integral part of these financial statements.

5

Capital Advisors Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$242,803	$599,998
Net realized gain on investments	2,361,019	1,375,189
Net change in unrealized appreciation/(depreciation) on investments	15,826,612	19,640,158
Net increase in net assets resulting from operations	18,430,434	21,615,345
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	—	(471,617)
Total dividends and distributions	—	(471,617)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares(a)	(853,048)	3,856,748
Total increase in net assets	17,577,386	25,000,476
NET ASSETS
Beginning of period	112,753,325	87,752,849
End of period	$ 130,330,711	$ 112,753,325

(a)
A summary of share transactions is as follows:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	220,697	$9,350,301	324,493	$ 11,613,432
Shares issued in reinvestment of distributions	—	—	11,916	455,666
Shares redeemed+	(237,902)	(10,203,349)	(231,654)	(8,212,350)
Net increase/(decrease)	(17,205)	$(853,048)	104,755	$3,856,748
+ Net of redemption fees of (Note 2)		$—		$3

The accompanying notes are an integral part of these financial statements.

6

Capital Advisors Growth Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$39.47	$31.88	$39.75	$36.13	$29.81	$22.97
Income from investment operations:
Net investment income/(loss)	0.08	0.22(3)	0.17	(0.01)(3)	0.03(3)	0.08
Net realized and unrealized gain/(loss) on investments	6.34	7.54	(7.69)	7.77	8.58	7.89
Total from investment operations	6.42	7.76	(7.52)	7.76	8.61	7.97
Less distributions:
From net investment income	—	(0.17)	(0.01)	—	(0.04)	(0.08)
From net realized gain on investments	—	—	(0.34)	(4.14)	(2.25)	(1.05)
Total distributions	—	(0.17)	(0.35)	(4.14)	(2.29)	(1.13)
Redemption fees retained	—	0.00(3)(4)	—	0.00(3)(4)	0.00(3)(4)	—
Net asset value, end of period	$45.89	$39.47	$31.88	$39.75	$36.13	$29.81
Total return	16.27%(2)	24.35%	−18.96%	21.60%	29.03%	34.81%
Ratios/supplemental data:
Net assets, end of period (thousands)	$130,331	$112,753	$87,753	$109,939	$88,628	$68,862
Ratio of expenses to average net assets:
Before fee waivers	0.95%(1)	1.01%	1.03%	1.06%	1.12%	1.17%
After fee waivers	0.95%(1)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/ (loss) to average net assets:
Before fee waivers	0.39%(1)	0.59%	0.47%	(0.09)%	(0.01)%	0.12%
After fee waivers	0.39%(1)	0.60%	0.50%	(0.03)%	0.11%	0.29%
Portfolio turnover rate	5.84%(2)	11.82%	18.49%	28.85%	42.57%	43.55%

(1)	Annualized.
(2)	Not Annualized.
(3)	Based on average shares outstanding.
(4)	Amount is less than $0.01.
The accompanying notes are an integral part of these financial statements.

7

Capital Advisors Growth Fund
NOTES TO FINANCIAL STATEMENTS
at June 30, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The Capital Advisors Growth Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund began operations on December 31, 1999. The investment objective of the Fund is to achieve long-term capital growth.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

8

Capital Advisors Growth Fund
NOTES TO FINANCIAL STATEMENTS
at June 30, 2024 (Unaudited) (Continued)
E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs: The Fund is able to make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Redemption Fees: Prior to April 28, 2023, the Fund charged a 2.00% redemption fee to shareholders who redeemed shares held 7 days or less. Such fees were retained by the Fund and accounted for as an addition to paid-in capital. Effective April 28, 2023, the Fund removed redemption fees.

H.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of June 30, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Refer to Note 10 for more information on subsequent events.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for a majority of security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

9

Capital Advisors Growth Fund
NOTES TO FINANCIAL STATEMENTS
at June 30, 2024 (Unaudited) (Continued)
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund's net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund's investment advisor, Capital Advisors, Inc. (“Advisor”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board's oversight. The Advisor, as Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2024.

	Level 1	Level 2	Level 3	Total
Common Stocks	$120,392,798	$ —	$ —	$120,392,798
Money Market Funds	9,941,358	—	—	9,941,358
Total Investments	$130,334,156	$—	$—	$130,334,156

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.
Accounting Pronouncements – In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee
Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information.
The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Fund has implemented these requirements.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Advisor provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.75% based upon the Fund’s average daily net assets on the first $50 million of assets under management and 0.65% of the Fund’s average daily net assets thereafter. For the six months ended June 30, 2024, the Fund incurred $423,370 in advisory fees.

10

Capital Advisors Growth Fund
NOTES TO FINANCIAL STATEMENTS
at June 30, 2024 (Unaudited) (Continued)
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest, extraordinary expenses, and other class-specific expense) to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.00% of average daily net assets.
For the six months ended June 30, 2024, the Advisor did not reduce its fees. The Advisor does not have the ability to recoup previously waived fees and expenses or future waived fees and expenses.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended June 30, 2024 are disclosed in the Statement of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended June 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $8,010,281 and $6,456,164, respectively. There were no purchases and sales of U.S. government securities during the six months ended June 30, 2024.
NOTE 6 – INCOME TAXES
The tax character of distributions paid during the six months ended June 30, 2024 and the year ended December 31, 2023 were as follows:

	June 30, 2024	December 31, 2023
Ordinary income	$ —	$ 471,617

As of December 31, 2023, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$ 68,484,103
Gross tax unrealized appreciation	44,890,567
Gross tax unrealized depreciation	(1,002,026)
Net tax unrealized appreciation	43,888,541
Undistributed ordinary income	599,998
Undistributed long-term capital gain	534,758
Total distributable earnings	1,134,756
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$45,023,297

The difference between book basis and tax basis net unrealized appreciation and cost is attributable to wash sales and Passive Foreign Investment Company Adjustments.
As of December 31, 2023, the Fund used short-term tax capital losses of $799,230.

11

Capital Advisors Growth Fund
NOTES TO FINANCIAL STATEMENTS
at June 30, 2024 (Unaudited) (Continued)
NOTE 7 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•	Growth-Style Investing Risk – Over time, a growth-oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
•
Non-U.S. Investment Risk – Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

•
Depositary Receipt Risk – The risks of depository receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

NOTE 8 – CONTROL OWNERSHIP
The record ownership, either directly or indirectly of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, Charles Schwab & Co., Inc. and National Financial Services LLC, for the benefit of their customers, owned 70.04% and 26.13%, respectively, of the outstanding shares of the Fund.
NOTE 9 – OFFICERS
Effective March 22, 2024, Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust and Ms. Elaine Richards was appointed Assistant Secretary of the Trust. Previously, Ms. Kabakali served as Assistant Secretary and Ms. Richards served as Secretary and Vice President of the Trust. Effective June 6, 2024, Ms. Cheryl King retired from her service as Assistant Treasurer of the Trust.

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Capital Advisors Growth Fund
NOTES TO FINANCIAL STATEMENTS
at June 30, 2024 (Unaudited) (Continued)
NOTE 10 – SUBSEQUENT EVENTS
At the board meeting held on June 27, 2024, the Board of Trustees (the “Board”) nominated two new Independent Trustees, Anne Kritzmire and Craig Wainscott, as well as one current Independent Trustee, Michele Rackey for election and appointment by shareholders of the Trust. At a special shareholder meeting held on August 27, 2024, shareholders voted to elect and appoint the three nominees as Independent Trustees to the Board. The vote results were as follows:

Outstanding Shares	Total Shares Voted(1)
610,254,146.13	422,548,104.53	69.24%

To approve the election of three Trustees to serve until his or her successor is elected and qualified.

	FOR(2)			WITHHOLD
	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
(01) Craig Wainscott	420,753,222.93	99.58%	68.95%	1,794,881.60	0.42%	0.29%
(02) Anne Kritzmire	420,814,806.36	99.59%	68.96%	1,733,298.17	0.41%	0.28%
(03) Michele Rackey	419,476,647.18	99.27%	68.74%	3,071,457.36	0.73%	0.50%

(1)	Quorum:
Forty percent of the shares of the Trust entitled to vote, present in person or represented by proxy, constitutes a quorum.
(2)	Vote Required:
The nominees will be elected as Trustees of the Trust if they receive a plurality of the votes cast by all shares of the Trust to be voted in the aggregate.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	9/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	9/6/2024

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	9/6/2024

* Print the name and title of each signing officer under his or her signature